CONSOLIDATED INCOME STATEMENT - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 1,455,000,000	$ 1,259,000,000	$ 2,723,000,000	$ 2,400,000,000
Cost of sales	(1,270,000,000)	(1,090,000,000)	(2,388,000,000)	(2,108,000,000)
Gross profit	185,000,000	169,000,000	335,000,000	292,000,000
Sales, general and administration expenses	(68,000,000)	(77,000,000)	(144,000,000)	(150,000,000)
Intangible amortization	(35,000,000)	(37,000,000)	(68,000,000)	(73,000,000)
Operating profit	82,000,000	55,000,000	123,000,000	69,000,000
Net finance (expense)/income	(67,000,000)	(51,000,000)	(117,000,000)	(86,000,000)
Profit/(loss) before tax	15,000,000	4,000,000	6,000,000	(17,000,000)
Income tax (charge)/credit	(10,000,000)	(2,000,000)	$ (6,000,000)	7,000,000
(Loss)/profit for the year	5,000,000	2,000,000		(10,000,000)
(Loss)/profit attributable to:
Equity holders	5,000,000	$ 2,000,000		$ (10,000,000)
(Loss)/earnings per share
Basic (loss)/earnings per share attributable to equity holders		$ (0.01)	$ (0.02)	$ (0.04)
Diluted (loss)/earnings per share attributable to equity holders		$ (0.01)	$ (0.02)	$ (0.04)
Before exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Revenue	1,455,000,000	$ 1,259,000,000	$ 2,723,000,000	$ 2,400,000,000
Cost of sales	(1,257,000,000)	(1,081,000,000)	(2,373,000,000)	(2,091,000,000)
Gross profit	198,000,000	178,000,000	350,000,000	309,000,000
Sales, general and administration expenses	(67,000,000)	(76,000,000)	(142,000,000)	(146,000,000)
Intangible amortization	(35,000,000)	(37,000,000)	(68,000,000)	(73,000,000)
Operating profit	96,000,000	65,000,000	140,000,000	90,000,000
Net finance (expense)/income	(59,000,000)	(51,000,000)	(115,000,000)	(103,000,000)
Profit/(loss) before tax	37,000,000	14,000,000	25,000,000	(13,000,000)
Income tax (charge)/credit	(11,000,000)	(4,000,000)	(7,000,000)	4,000,000
(Loss)/profit for the year	26,000,000	10,000,000	18,000,000	(9,000,000)
Exceptional items.
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	(13,000,000)	(9,000,000)	(15,000,000)	(17,000,000)
Gross profit	(13,000,000)	(9,000,000)	(15,000,000)	(17,000,000)
Sales, general and administration expenses	(1,000,000)	(1,000,000)	(2,000,000)	(4,000,000)
Operating profit	(14,000,000)	(10,000,000)	(17,000,000)	(21,000,000)
Net finance (expense)/income	(8,000,000)		(2,000,000)	17,000,000
Profit/(loss) before tax	(22,000,000)	(10,000,000)	(19,000,000)	(4,000,000)
Income tax (charge)/credit	1,000,000	2,000,000	1,000,000	3,000,000
(Loss)/profit for the year	$ (21,000,000)	$ (8,000,000)	$ (18,000,000)	$ (1,000,000)